Contingent Assets and Liabilities - Additional Information (Detail)		12 Months Ended
	Dec. 30, 2014 Judgment	Dec. 31, 2019 Companies
Dock Sud, Province of Buenos Aires [Member]
Disclosure Of Contingent Assets And Liabilities [line items]
Number of companies sued | Companies		44
CSJN [member] | Asociacion Superficiarios de la Patagonia [Member]
Disclosure Of Contingent Assets And Liabilities [line items]
Number of interlocutory judgments issued | Judgment	2